Subsequent Events	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
Subsequent Events

20. Subsequent Events

The Group evaluates all events and transactions that occur after March 31, 2026 up through the date the Group issues the consolidated financial statements. Other than the event disclosed above and elsewhere in these consolidated financial statements, there is no other subsequent event occurred that would require recognition or disclosure in the Group’s consolidated financial statements.